SUPPLEMENT DATED JULY 1, 2016

TO THE PROSPECTUS FOR PACIFIC SELECT FUND

CLASSES D, I AND P SHARES DATED MAY 1, 2016

This supplement revises the Pacific Select Fund Classes D, I and P Shares prospectus dated May 1, 2016 (the “Prospectus”) and must be preceded or accompanied by the Prospectus. The changes within this supplement were effective on June 30, 2016 unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

Equity Index Portfolio and Small-Cap Index Portfolio – In the Principal Investment Strategies subsection, the following sentence was added as the second sentence of the third paragraph:

The Fund will not concentrate, except to the same approximate extent as its index may concentrate in the securities of a particular industry or group of industries.

In the Principal Risks subsection, the following risk was added:

•	Industry Concentration Risk: Concentrating investments in a particular industry or group of industries makes the Fund more susceptible to adverse economic, business, regulatory or other developments affecting that industry or related industries. Because the Fund may concentrate in the securities of a particular industry or group of industries to the same approximate extent as its index, the Fund may perform poorly during a downturn in that industry or group of industries.

Small-Cap Equity Portfolio – In the Principal Investment Strategies – BlackRock managed portion subsection, the first sentence of the second paragraph was replaced with the following:

BlackRock’s portion of the Fund will generally hold any number of the stocks in the index and tries to match its industry weightings and characteristics. This portion of the Fund will not concentrate, except to the same approximate extent as its index may concentrate in the securities of a particular industry or group of industries.

In the Principal Risks – BlackRock managed portion subsection, the following risk was added:

•	Industry Concentration Risk: Concentrating investments in a single industry and related industries makes the Fund more susceptible to adverse economic, business, regulatory or other developments affecting that industry or related industries. Because the Fund may concentrate in the securities of a particular industry or group of industries to the same approximate extent as its index, the Fund may perform poorly during a downturn in that industry or group of industries.

Health Sciences Portfolio – In the Principal Investment Strategies subsection, the following sentence was added at the end of the first paragraph:

The Fund normally will invest more than 25% of its assets in securities of companies in health sciences and related industries.

In the Principal Risks subsection, Industry Concentration Risk was replaced with the following:

•	Industry Concentration Risk: Concentrating investments in a single industry and related industries makes the Fund more susceptible to adverse economic, business, regulatory or other developments affecting that industry or related industries. Because the Fund concentrates in securities of companies in health sciences and related industries, the Fund may perform poorly during a downturn in those industries.

Real Estate Portfolio – In the Principal Investment Strategies subsection, the following sentence was added as the second to last sentence of the first paragraph:

The Fund normally will invest more than 25% of its assets in securities of companies in real estate and related industries.

In the Principal Risks subsection, Industry Concentration Risk was replaced with the following:

•	Industry Concentration Risk: Concentrating investments in a single industry and related industries makes the Fund more susceptible to adverse economic, business, regulatory or other developments affecting that industry or related industries. Because the Fund concentrates in securities of companies in real estate and related industries, the Fund may perform poorly during a downturn in those industries.

Technology Portfolio – In the Principal Investment Strategies subsection, the following sentence was added as the second to last sentence of the first paragraph:

The Fund normally will invest more than 25% of its assets in securities of companies in technology and related industries.

In the Principal Risks subsection, Industry Concentration Risk was replaced with the following:

•	Industry Concentration Risk: Concentrating investments in a single industry and related industries makes the Fund more susceptible to adverse economic, business, regulatory or other developments affecting that industry or related industries. Because the Fund concentrates in securities of companies in technology and related industries, the Fund may perform poorly during a downturn in those industries.

Disclosure Changes to the Additional Information About Principal Investment Strategies and Principal Risks section

Equity Index Portfolio and Small-Cap Index Portfolio – In the Principal Investment Strategies subsection, the following sentence was added as the second sentence of the third paragraph:

The Fund will not concentrate, except to the same approximate extent as its index may concentrate in the securities of a particular industry or group of industries.

Small-Cap Equity Portfolio – In the Principal Investment Strategies – BlackRock managed portion subsection, the first sentence of the second paragraph was replaced with the following:

BlackRock’s portion of the Fund will generally hold any number of the stocks in the index and tries to match its industry weightings and characteristics. This portion of the Fund will not concentrate, except to the same approximate extent as its index may concentrate in the securities of a particular industry or group of industries.

Equity Index Portfolio, Small-Cap Equity Portfolio and Small-Cap Index Portfolio – In the Principal Risks subsection for each Fund, Industry Concentration Risk was added.

Health Sciences Portfolio – In the Principal Investment Strategies subsection, the following sentence was added at the end of the first paragraph:

The Fund normally will invest more than 25% of its assets in securities of companies in health sciences and related industries.

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Real Estate Portfolio – In the Principal Investment Strategies subsection, the following sentence was added as the last sentence of the second paragraph:

The Fund normally will invest more than 25% of its assets in securities of companies in real estate and related industries.

Technology Portfolio – In the Principal Investment Strategies subsection, the following sentence was added as the second to last sentence of the first paragraph:

The Fund normally will invest more than 25% of its assets in securities of companies in technology and related industries.

Effective June 20, 2016, in the General Investment Information subsection, the third sentence of the first paragraph was replaced with the following:

Each Fund’s investment goal is non-fundamental and may be changed without shareholder approval.

Disclosure Changes to the Other Fund Information section

The Trust Organization subsection was deleted in its entirety and replaced with the following:

Trust Organization

The Trust is organized as a Delaware statutory trust. Its business and affairs are managed by its Board. The Trust is comprised of multiple Funds, some of which are offered in this prospectus and others of which are offered in separate prospectuses. The Trust may discontinue offering shares of any Fund at any time or may offer shares of a new Fund. If a Fund were discontinued, any investment allocation to that Fund would be allocated to another Fund that the trustees believe would be suitable, as long as any required regulatory approvals were met.

Form No.	15-45871-00

PSFSUP716

SUPPLEMENT DATED JULY 1, 2016

TO THE PROSPECTUS FOR PACIFIC SELECT FUND

CLASS P SHARES DATED MAY 1, 2016

This supplement revises the Pacific Select Fund Class P Shares prospectus dated May 1, 2016 (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement were effective on June 30, 2016. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

PD 1-3 Year Corporate Bond Portfolio, PD Aggregate Bond Index Portfolio and PD High Yield Bond Market Portfolio – In the Principal Investment Strategies subsection for each Fund, the following sentence was added to the end of the second paragraph:

The Fund will not concentrate, except to the same approximate extent as its index may concentrate in the securities of a particular industry or group of industries.

PD Large-Cap Growth Index Portfolio and PD Large-Cap Value Index Portfolio – In the Principal Investment Strategies subsection for each Fund, the first sentence of the second paragraph was replaced with the following:

The Fund will generally hold substantially all of the stocks in the index and tries to match its industry weightings and characteristics. The Fund will not concentrate, except to the same approximate extent as its index may concentrate in the securities of a particular industry or group of industries.

PD Small-Cap Growth Index Portfolio and PD Small-Cap Value Index Portfolio – In the Principal Investment Strategies subsection for each Fund, the first sentence of the second paragraph was replaced with the following:

The Fund will generally hold any number of the stocks in the index and tries to match its industry weightings and characteristics. The Fund will not concentrate, except to the same approximate extent as its index may concentrate in the securities of a particular industry or group of industries.

PD 1-3 Year Corporate Bond Portfolio, PD Aggregate Bond Index Portfolio, PD High Yield Bond Market Portfolio, PD Large-Cap Growth Index Portfolio, PD Large-Cap Value Index Portfolio, PD Small-Cap Growth Index Portfolio and PD Small-Cap Value Index Portfolio – In the Principal Risks subsection for each Fund, the following risk was added:

•	Industry Concentration Risk: Concentrating investments in a particular industry or group of industries makes the Fund more susceptible to adverse economic, business, regulatory or other developments affecting that industry or related industries. Because the Fund may concentrate in the securities of a particular industry or group of industries to the same approximate extent as its index, the Fund may perform poorly during a downturn in that industry or group of industries.

Disclosure Changes to the Additional Information About Principal Investment Strategies and Principal Risks section

PD 1-3 Year Corporate Bond Portfolio, PD Aggregate Bond Index Portfolio and PD High Yield Bond Market Portfolio – In the Principal Investment Strategies subsection for each Fund, the following sentence was added to the end of the third paragraph:

The Fund will not concentrate, except to the same approximate extent as its index may concentrate in the securities of a particular industry or group of industries.

PD Large-Cap Growth Index Portfolio and PD Large-Cap Value Index Portfolio – In the Principal Investment Strategies subsection for each Fund, the first sentence of the second paragraph was replaced with the following:

The Fund will generally hold substantially all of the stocks in the index and tries to match its industry weightings and characteristics. The Fund will not concentrate, except to the same approximate extent as its index may concentrate in the securities of a particular industry or group of industries.

PD Small-Cap Growth Index Portfolio and PD Small-Cap Value Index Portfolio – In the Principal Investment Strategies subsection for each Fund, the first sentence of the second paragraph was replaced with the following:

The Fund will generally hold any number of the stocks in the index and tries to match its industry weightings and characteristics. The Fund will not concentrate, except to the same approximate extent as its index may concentrate in the securities of a particular industry or group of industries.

PD 1-3 Year Corporate Bond Portfolio, PD Aggregate Bond Index Portfolio, PD High Yield Bond Market Portfolio, PD Large-Cap Growth Index Portfolio, PD Large-Cap Value Index Portfolio, PD Small-Cap Growth Index Portfolio and PD Small-Cap Value Index Portfolio – In the Principal Risks subsection for each Fund, Industry Concentration Risk was added.

Disclosure Changes to the Other Fund Information section

The Trust Organization subsection was deleted in its entirety and replaced with the following:

Trust Organization

The Trust is organized as a Delaware statutory trust. Its business and affairs are managed by its Board. The Trust is comprised of multiple Funds, some of which are offered in this prospectus and others of which are offered in separate prospectuses. The Trust may discontinue offering shares of any Fund at any time or may offer shares of a new Fund. If a Fund were discontinued, any investment allocation to that Fund would be allocated to another Fund that the trustees believe would be suitable, as long as any required regulatory approvals were met.

Form No.	15-45870-00

PSFPSUP716

SUPPLEMENT DATED JULY 1, 2016

TO THE PACIFIC SELECT FUND

STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2016

This supplement revises the Pacific Select Fund Statement of Additional Information dated May 1, 2016 (the “SAI”), and must be preceded or accompanied by the SAI. The changes within this supplement were effective June 30, 2016 unless otherwise noted. Remember to review the SAI for other important information. Capitalized terms not defined herein are as defined in the SAI.

INVESTMENT RESTRICTIONS

In the Fundamental Investment Restrictions section, subparagraphs A and B were deleted and replaced with the following:

The investment restrictions set forth below are fundamental policies of each Fund and thus may not be changed, except as described below, without the approval of a majority of the outstanding voting shares of that Fund. The vote of a majority of the outstanding voting securities of a Fund means the vote, at an annual or special meeting of (a) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities of such Fund are present or represented by proxy; or (b) more than 50% of the outstanding voting securities of such Fund, whichever is the less.

The following fundamental investment restrictions apply to all Funds, unless otherwise stated.

1.

A Fund may not borrow money, except as permitted by or to the extent not prohibited by, applicable securities laws, rules, regulations or exemptions, as interpreted, modified, or applied by regulatory authority having jurisdiction from time to time.

2.

A Fund may not issue senior securities, except as permitted by or to the extent not prohibited by, applicable securities laws, rules, regulations or exemptions, as interpreted, modified, or applied by regulatory authority having jurisdiction from time to time.

3.

A Fund may not act as an underwriter of securities of other issuers, except as permitted by or to the extent not prohibited by, applicable securities laws, rules, regulations or exemptions, as interpreted, modified, or applied by regulatory authority having jurisdiction from time to time.

4.

A Fund may not purchase real estate or any interest therein, except as permitted by or to the extent not prohibited by, applicable securities laws, rules, regulations or exemptions, as interpreted, modified, or applied by regulatory authority having jurisdiction from time to time.

5.

A Fund may not purchase or sell commodities, except as permitted by or to the extent not prohibited by, applicable securities laws, rules, regulations or exemptions, as interpreted, modified, or applied by regulatory authority having jurisdiction from time to time.

6.

A Fund may not make loans, except as permitted by or to the extent not prohibited by, applicable securities laws, rules, regulations or exemptions, as interpreted, modified, or applied by regulatory authority having jurisdiction from time to time.

7.

With the exception of the Funds designated as a “non-diversified company,” each Fund shall be a “diversified company” as those terms are defined in the 1940 Act, as interpreted, modified or applied from time to time by regulatory authority having jurisdiction.

8.

Except as provided below, a Fund may not invest in a security if, as a result of such investment, more than 25% of its assets would be invested in the securities of issuers in any particular industry, provided this restriction does not apply to: (i) securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities; (ii) repurchase agreements collateralized by the instruments described in the preceding clause; (iii) securities of other investment companies which do not have a policy to concentrate in a particular industry; and (iv) tax-exempt municipal securities. Accordingly, issuers of the foregoing securities would not be considered to be members of any industry.

The Real Estate Portfolio normally will invest more than 25% of its assets in securities of companies in real estate and related industries.

The Health Sciences Portfolio normally will invest more than 25% of its assets in securities of companies in health sciences and related industries.

The Technology Portfolio normally will invest more than 25% of its assets in securities of companies in technology and related industries.

Each Fund (or for a co-managed Fund, the portion of the Fund) that seeks to track the performance of an index will not concentrate, except to the same approximate extent as its index may concentrate in the securities of a particular industry or group of industries.

Non-Fundamental Summaries of Current Legal Requirements and Interpretations Related to Certain Fundamental Investment Restrictions

This section summarizes current legal requirements and interpretations applicable to the Funds with respect to certain of the fundamental investment restrictions listed above. The current legal requirements and interpretations are subject to change at any time, and this section may be revised at any time to reflect changes in legal requirements or interpretations, or to further clarify existing requirements or interpretations. No part of this section constitutes a fundamental policy or a part of any of the above fundamental investment restrictions. The discussion in this section provides summary information only and is not a comprehensive discussion. It does not constitute legal advice. Investors who are interested in obtaining additional detail about these requirements and interpretations should consult their own counsel.

With respect to fundamental investment restriction 1: Currently, the 1940 Act permits mutual funds to engage in borrowing subject to certain limits. The 1940 Act essentially permits a Fund to borrow under two scenarios. First, a Fund is permitted to borrow from banks provided it maintains “asset coverage of at least 300%” for all borrowings, which means a mutual fund generally can borrow from banks but has a borrowing limit equal to 1/3 of its total assets after the borrowing (for example, a fund with $100 million in assets could borrow $50 million, because $50 million is 1/3 of $150 million). Second, a Fund is permitted to borrow from banks or other lenders in an amount up to 5% of its total assets for temporary purposes.

With respect to fundamental investment restriction 2: Currently, the 1940 Act generally prohibits mutual funds from issuing “senior securities.” The 1940 Act defines a “senior security” generally to mean “any bond, debenture, note, or similar obligation or instrument constituting a security and evidencing indebtedness, and any stock of a class having priority over any other class as to distribution of assets or payment of dividends.” In other words, a senior security is an obligation that has priority over (or is senior to) a Fund’s shares with respect to the payment of dividends or the distribution of fund assets. Borrowing, as described above in fundamental investment restriction 1 above, is an exception to this general prohibition. Certain investment practices that might be considered to create senior securities, such as entering into reverse repurchase agreements, are permissible under current law so long as a fund takes certain steps to address potential senior security concerns. For example, in reliance on guidance from the SEC, mutual funds generally may enter into reverse repurchase agreements so long as they earmark liquid assets to cover the obligation created by the reverse repurchase agreement and their investment strategies and policies do not prohibit those practices.

With respect to fundamental investment restriction 3: Currently, under the 1940 Act and other federal securities laws, a fund is considered an “underwriter” if the fund participates in the public distribution of securities of other issuers, which involves purchasing the securities from an issuer with the intention of reselling the securities to the public. A fund that purchases securities in a private transaction for investment purposes and later sells those securities to institutional investors in a restricted sale could, under one view, technically be considered to be an underwriter of those securities. Under current legal requirements, fundamental investment restriction 3 permits a Fund to sell securities in this circumstance.

With respect to fundamental investment restriction 6: Investments in loan participations and assignments are considered to be debt obligations and are, therefore, permissible investments for the Funds.

With respect to fundamental investment restriction 8: Government issued mortgage-related securities, including CMOs, are considered government securities. For purposes of complying with this restriction, the Trust, in consultation with its Managers, utilizes its own industry classifications.

In the Non-Fundamental Investment Restrictions section, paragraph 2 was deleted, and paragraphs 3 and 4 were renumbered as paragraphs 2 and 3, respectively.

ORGANIZATION AND MANAGEMENT OF THE TRUST

The first sentence was deleted and replaced with the following:

The Trust was organized on May 4, 1987 as a Massachusetts business trust, and was reorganized as a Delaware statutory trust on June 30, 2016. The Trust currently consists of fifty-seven separate Funds.

Currently in effect, in the Management Information section — Interested Persons table, information for James T. Morris under the “Current Directorship(s) Held and Principal Occupation(s) During Past 5 Years” column was deleted and replaced with the following:

Director (4/07 to present), Chairman (5/08 to present), Chief Executive Officer (4/07 to present) and President (4/07 to 3/12; 1/16 to present) of Pacific Mutual Holding Company and Pacific LifeCorp; Director (4/07 to present), Chairman (5/08 to present), Chief Executive Officer (4/07 to present) and President (4/07 to 3/12; 1/16 to present) of Pacific Life; Chief Executive Officer (5/07 to 10/15) and President (5/07 to 3/12) of Pacific Life Fund Advisors LLC; Director (4/16 to present) of Edison International; and Chairman of the Board and Trustee (1/07 to present) and Chief Executive Officer (1/07 to 12/09) of Pacific Funds Series Trust.

Effective June 20, 2016, in the Management Information section — Independent Trustees table, the following information for Paul A. Keller was added to the table:

Name and Age	Position(s) with the Trust and Length of Time Served	Current Directorship(s) Held and Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen
Paul A. Keller Year of birth 1954	Trustee since 6/20/16	Trustee (6/16) of Pacific Funds Series Trust; Consultant to the Trust and Pacific Funds Series Trust (11/15 to 6/16); Independent Trustee (8/10 to present) of Fenimore Asset Management Trust (FAM Funds); Business Consultant (7/10 to present) (sole proprietor); Certified Public Accountant in New York (1982 to present); Adjunct Professor of Accounting (2011 to 2015), SUNY College at Old Westbury; Interim Chief Financial Officer (2014 to 2015) of The Leon Levy Foundation; Former Partner (1986 to 1999) of McGladrey & Pullen LLP; Former Partner (1999 to 2010) of PricewaterhouseCoopers LLP.	99

Effective June 20, 2016, in the Board of Trustees section, under the Additional Information Concerning the Board of Trustees subsection, the second sentence of the fourth paragraph (titled Information about Each Trustee’s Qualification, Experience, Attributes or Skills) was deleted and replaced with the following:

In addition to a demonstrated record of business and/or professional accomplishment, each of the Trustees (other than Mr. Keller, who became a Trustee in 2016) has served on the Board for a number of years.

In the same subsection, the following was added as the twelfth paragraph:

Mr. Keller has financial accounting experience as a Certified Public Accountant and was a former Audit Partner at PricewaterhouseCoopers LLP with over 30 years of experience in the mutual fund industry. Mr. Keller also has prior mutual fund board experience, serving as a trustee of FAM Funds.

Effective June 20, 2016, in the Board of Trustees — Beneficial Interests of Trustees section, the phrase “unless otherwise noted” was added after “December 31, 2015” in the second sentence, and the following was added to the table:

Name of Trustee	Dollar Range of Equity Securities in Funds of the Trust[1]	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in the Family of Investment Companies[2]

Paul A. Keller[4]	None	Over $100,000

[4]	Information for Mr. Keller is as of June 20, 2016.

Effective June 20, 2016, in the Board of Trustees section – Compensation table, the following was added:

Name	Aggregate Compensation from the Trust	Pension or Retirement Benefits Accrued as Part of the Trust’s Expenses	Total Compensation from Fund Complex Paid to Trustees[1]

Paul A. Keller[2]	N/A	N/A	N/A

[2]

Mr. Keller began serving as an Independent Trustee of the Trust on June 20, 2016. Prior to that date, the Trust and Pacific Funds Series Trust retained the services of Mr. Keller as a consultant effective November 1, 2015. Mr. Keller was paid a meeting fee for each Trust and Pacific Funds Series Trust meeting attended, respectively: Board meetings: $7,000/$3,000; and Audit, Policy and Governance Committee meetings: $3,500/$1,500. In addition, effective January 1, 2016 through June 20, 2016, Mr. Keller received a quarterly retainer payment of $36,250 and $12,500 for services to the Trust and Pacific Funds Series Trust, respectively.

OTHER INFORMATION

In the Capitalization section, the first and second sentences were deleted and replaced with the following:

The Trust is a Delaware statutory trust established under a Declaration of Trust dated June 30, 2016. The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with no par value unless otherwise determined by the Trustees.

In the Shareholder and Trustee Liability section, the first paragraph was deleted and replaced with the following:

Under Delaware law, shareholders may not be held personally liable for the liabilities and obligations of the Trust beyond the value of their investments in the Trust.

In the Voting Rights section, the first sentence of the second paragraph was deleted and replaced with the following:

Under the Declaration of Trust and Delaware law, the Trust is not required to hold annual meetings of Trust shareholders to elect Trustees or for other purposes.

In the same section, the fourth and fifth sentences of the second paragraph were deleted and replaced with the following:

In addition, the Declaration of Trust provides that any of the Trustees may be removed with or without cause by the affirmative vote of the shareholders of two-thirds of the outstanding shares (provided the aggregate number of Trustees, after such removal and after giving effect to any appointment made to fill the vacancy created by such removal, shall not be less than seven, or such other number as shall be fixed from time to time by the Trustees). The Trust’s shares do not have cumulative voting rights. Consistent with applicable law, the Board of Trustees may cause a Fund to dissolve or enter into reorganizations without the approval of shareholders.

Form No.	15-45872-00

PSFSAI716

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